Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 86,805	$ 67,326	$ 131,880	$ 139,944
Carrying value	2,667,140
Individuals for a consideration amount	3,500,000
Disposal	$ 832,860	645,966	1,200	6,250
Capital expenditure		$ 38,600	$ 122,541	$ 18,535